Expense Example - NVIT Managed American Funds Asset Allocation Fund	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class Z Shares 1 Year	Class Z Shares 3 Years	Class Z Shares 5 Years	Class Z Shares 10 Years
USD ($)	100	312	542	1,201	94	293	509	1,131